US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Consolidated Schedule of Investments

(Stated in United States Dollars, unless otherwise noted)

(In thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Senior Secured Loans- First Lien – 101.3%

Air Freight & Logistics - 5.7%

CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	$3,598	$2,807	(a) (b) (c)

CSafe Global	TL 1L 03/24 GBP	SONIA + 5.75%	12/14/2028	4,835	6,529	(a) (b) (f)

CSafe Global	TL 1L 03/24	SOFR + 5.75%	12/14/2028	34,654	35,000	(a) (b)

CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	1,466	1,481	(a) (b)

Application Software – 5.9%

Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	2,282	—	(a) (b) (c)

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	SOFR + 3.50% (2.25% PIK)	1/17/2031	16,267	16,511	(a) (b) (d)

Granicus Inc	TL 1L DD 01/24 PIK	SOFR + 3.00% (2.25% PIK)	1/17/2031	6,058	6,012	(a) (b) (d)

Granicus Inc	TL 1L DD 08/24 PIK	SOFR + 5.25% (1.75% PIK)	1/17/2031	1,410	(11)	(a) (b) (c) (d)

Misys Ltd	Revolver 1L 09/23	SOFR + 7.25%	9/13/2029	1,536	711	(a) (b) (c)

Misys Ltd	TL 1L 09/23	SOFR + 7.25%	9/13/2029	14,730	15,024	(a) (b)

Personify Health Inc	TL 1L 11/23 PIK	SOFR + 3.25% (3.00% PIK)	11/8/2029	8,709	8,796	(b) (d)

Asset Management & Custody Banks - 1.1%

Rockefeller Capital Management LP	TL 1L 04/24	SOFR + 5.00%	4/4/2031	8,460	8,545	(a) (b)

Cargo Ground Transportation – 1.9%

Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 5.00%	5/4/2029	1,388	—	(a) (b) (c)

Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.00%	5/6/2030	520	524	(a) (b)

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 5.00%	5/6/2030	11,365	11,445	(a) (b)

Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 5.00%	5/6/2030	1,722	1,734	(a) (b)

Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.00%	5/6/2030	2,497	1,063	(a) (b) (c)

Construction & Engineering – 5.4%

Turnpoint Services Inc	Revolver 1L 06/24	SOFR + 5.00%	6/17/2030	1,236	(9)	(a) (b) (c)

Turnpoint Services Inc	TL 1L 06/24	SOFR + 5.00%	6/17/2031	10,088	10,013	(a) (b)

Turnpoint Services Inc	TL 1L DD 06/24	SOFR + 5.00%	6/17/2031	1,978	(15)	(a) (b) (c)

Woolpert Inc	Revolver 1L 05/24	SOFR + 5.00%	4/5/2029	4,832	870	(a) (b) (c)

Woolpert Inc	TL 1L 05/24	SOFR + 5.00%	4/5/2030	30,965	31,042	(a) (b)

Woolpert Inc	TL 1L DD 05/24	SOFR + 5.00%	4/5/2030	9,660	1,566	(a) (b) (c)

Construction Machinery & Heavy Transportation Equipment - 0.7%

Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	5,723	5,668	(a) (b)

Shaw Development LLC	TL 1L DD 10/23	SOFR + 6.00%	10/30/2029	685	(7)	(a) (b) (c)

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Consumer Finance - 0.7%

MAI Capital Management LLC	Revolver 1L 05/22	SOFR + 4.75%	8/29/2031	$1,260	$(6)	(a) (b) (c)

MAI Capital Management LLC	Revolver 1L 05/22	SOFR + 4.75%	8/29/2031	5,704	5,675	(a) (b)

MAI Capital Management LLC	Revolver 1L 05/22	SOFR + 4.75%	8/29/2031	3,352	(17)	(a) (b) (c)

Wealth Enhancement Group LLC	Revolver 1L 05/22	SOFR + 5.00%	10/2/2028	34	—	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 5.00%	10/2/2028	600	175	(a) (b) (c)

Diversified Financial Services – 1.9%

Safe-Guard Products International LLC	Revolver 1L 03/24	SOFR + 4.75%	4/3/2030	2,450	—	(a) (b) (c)

Safe-Guard Products International LLC	TL 1L 03/24	SOFR + 4.75%	4/3/2030	15,050	15,110	(a) (b)

Diversified Support Services – 14.7%

Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 6.50%	10/24/2029	641	308	(a) (b) (c)

Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	7,537	7,445	(a) (b)

Apex Service Partners LLC	TL 1L 09/24 (Replacement)	SOFR + 7.00%	10/24/2030	1,941	1,917	(a) (b)

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	SOFR + 5.00%	10/24/2030	13,436	1,426	(a) (b) (c)

Lexitas Inc	TL 1L DD 11/22	SOFR + 6.25%	5/18/2029	18,895	19,273	(a) (b)

Lexitas Inc	TL 1L DD 03/23	SOFR + 6.25%	5/18/2029	10,484	10,694	(a) (b)

Lexitas Inc	TL 1L DD 03/24	SOFR + 6.25%	5/18/2029	14,833	1,072	(a) (b) (c)

Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 6.50%	11/22/2028	1,034	—	(a) (b) (c)

Magna Legal Services LLC	TL 1L 11/22	SOFR + 6.50%	11/22/2029	8,742	8,829	(a) (b)

Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 6.50%	11/22/2029	2,447	2,471	(a) (b)

Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 6.00%	11/21/2029	3,933	1,366	(a) (b) (c)

Service Express Inc	Revolver 1L 08/24	SONI + 4.75%	8/15/2031	3,330	(17)	(a) (b) (c)

Service Express Inc	TL 1L 08/24	SOFR + 4.75%	8/15/2031	24,473	24,350	(a) (b)

Service Express Inc	TL 1L DD 08/24	SOFR + 4.75%	8/15/2031	5,827	(29)	(a) (b) (c)

USIC Holdings Inc	Revolver 1L 09/24	SOFR + 5.25%	9/10/2031	4,741	2,303	(a) (b) (c)

USIC Holdings Inc	TL 1L 09/24	SOFR + 5.50%	9/10/2031	37,249	37,063	(a) (b)

USIC Holdings Inc	TL 1L DD 09/24	SOFR + 5.50%	9/10/2031	2,196	57	(a) (b) (c)

Education Services - 1.6%

Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	5/1/2030	1,767	—	(a) (b) (c)

Cadence Education LLC	TL 1L 05/24 (Unitranche)	SOFR + 5.00%	5/1/2031	11,506	11,519	(a) (b)

Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	5/1/2031	3,000	963	(a) (b) (c)

Electrical Component & Equipment – 5.3%

Clarience Technologies LLC	Revolver 1L 02/24	SOFR + 5.75%	2/13/2030	4,519	45	(a) (b) (c)

Clarience Technologies LLC	TL 1L 02/24	SOFR + 5.75%	2/13/2031	41,589	41,855	(a) (b)

Clarience Technologies LLC	TL 1L DD 02/24	SOFR + 5.75%	2/13/2031	4,519	29	(a) (b) (c)

Environmental & Facilities Services – 4.3%

CLEAResult Consulting Inc	Revolver 1L 08/24	SOFR + 5.00%	8/27/2031	2,366	1,159	(a) (b) (c)

CLEAResult Consulting Inc	TL 1L 08/24	SOFR + 5.00%	8/27/2031	14,197	14,055	(a) (b)

CLEAResult Consulting Inc	TL 1L DD 08/24	SOFR + 5.00%	8/27/2031	3,549	(35)	(a) (b) (c)

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Heritage Environmental Services Inc	Revolver 1L 01/24	SOFR + 5.50%	1/31/2030	$2,454	$—	(a) (b) (c)

Heritage Environmental Services Inc	TL 1L 01/24	SOFR + 5.25%	1/31/2031	16,628	16,960	(a) (b)

Heritage Environmental Services Inc	TL 1L 09/24	SOFR + 5.00%	1/31/2031	1,834	1,834	(a) (b)

Heritage Environmental Services Inc	TL 1L DD 09/24	SOFR + 5.00%	1/31/2031	944	(5)	(a) (b) (c)

Food Distributors - 2.1%

Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	14,820	14,651	(b)

Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	4,257	1,857	(b) (c)

Health Care Equipment – 3.3%

Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	3,624	—	(a) (b) (c)

Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.50%	2/28/2031	25,905	26,148	(a) (b)

Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	4,832	45	(a) (b) (c)

Health Care Facilities - 1.0%

VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	4,489	4,489	(b)

VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	8/31/2029	5,074	3,169	(b) (c)

Health Care Services – 5.6%

Affordable Care Inc	TL 1L 08/21	SOFR + 5.50%	8/2/2028	3,233	3,220	(a) (b)

Affordable Care Inc	TL 1L DD 08/21	SOFR + 5.50%	8/2/2028	579	576	(a) (b)

Affordable Care Inc	TL 1L DD 08/23	SOFR + 5.50%	8/2/2028	627	625	(a) (b)

Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.25%	2/25/2028	3,852	3,853	(a) (b)

Dental Care Alliance Inc	TL 1L 03/21	SOFR + 6.40%	4/3/2028	3,814	3,766	(a) (b)

Dental Care Alliance Inc	TL 1L 02/22	SOFR + 6.40%	4/3/2028	417	411	(a) (b)

Dental Care Alliance Inc	TL 1L DD 02/22	SOFR + 6.40%	4/3/2028	208	205	(a) (b)

MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 6.00%	2/13/2031	2,113	—	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 6.00%	2/13/2031	30,354	30,610	(a) (b)

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 6.00%	2/13/2031	10,563	1,779	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 6.00%	2/13/2031	6,338	53	(a) (b) (c)

Health Care Technology - 4.5%

Netsmart Technologies Inc	Revolver 1L 08/24	SOFR + 4.75%	8/23/2031	4,935	(25)	(a) (b) (c)

Netsmart Technologies Inc	TL 1L 08/24	SOFR + 4.75%	8/23/2031	36,292	36,111	(a) (b)

Netsmart Technologies Inc	TL 1L DD 08/24	SOFR + 4.75%	8/23/2031	4,838	(24)	(a) (b) (c)

Hotels, Resorts & Cruise Lines - 0.5%

Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	531	53	(a) (b) (c)

Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	4,214	4,256	(a) (b)

Human Resource & Employment Services - 0.7%

Insight Global LLC	Revolver 1L 09/21	SOFR + 6.00%	9/22/2027	3,326	—	(a) (b) (c)

Insight Global LLC	TL 1L 09/21	SOFR + 6.00%	9/22/2028	4,443	4,443	(a) (b)

Insight Global LLC	TL 1L 04/24	SOFR + 6.00%	9/22/2028	1,422	1,422	(a) (b)

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Insurance Brokers – 14.0%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR + 5.25%	10/2/2028	$2,239	$2,252	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR + 5.25%	10/2/2028	636	640	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR + 5.25%	10/2/2028	1,568	1,577	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	SOFR + 5.75%	10/2/2028	3,371	1,059	(a) (b) (c)

DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.50%	12/20/2029	1,027	—	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.25%	12/20/2030	4,769	4,817	(a) (b)

DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.50%	12/20/2030	4,534	3,987	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L DD 05/24	SOFR + 5.00%	12/20/2030	4,371	34	(a) (b) (c)

Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 5.25%	10/29/2029	1,195	—	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 5.25%	10/29/2030	4,146	4,161	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 5.25%	10/29/2030	297	298	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 5.25%	10/29/2030	7,136	6,565	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L DD 05/24	SOFR + 5.25%	10/29/2030	3,187	11	(a) (b) (c)

Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 5.25%	9/30/2027	746	196	(a) (b) (c)

Galway Partners Holdings LLC	TL 1L 07/24 (Reprice)	SOFR + 4.50%	9/29/2028	14,179	14,190	(a) (b)

Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 4.50%	9/29/2028	8,021	7,426	(a) (b) (c)

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	SOFR + 4.75%	11/24/2028	2,314	403	(a) (b) (c)

Integrity Marketing Group LLC	Revolver 1L 08/24	SOFR + 5.00%	8/28/2028	543	—	(a) (b) (c)

Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	8/28/2028	19,443	19,443	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/24	SOFR + 5.00%	8/28/2028	5,444	—	(a) (b) (c)

RSC Insurance Brokerage Inc	Revolver 1L 11/19	SOFR + 5.50%	11/1/2029	1,850	—	(b) (c)

RSC Insurance Brokerage Inc	TL 1L 11/21	SOFR + 4.75%	11/1/2029	561	561	(b)

RSC Insurance Brokerage Inc	TL 1L DD 08/23	SOFR + 4.75%	11/1/2029	783	—	(b) (c)

RSC Insurance Brokerage Inc	TL 1L DD 10/23	SOFR + 4.75%	11/1/2029	9,307	9,307	(b)

RSC Insurance Brokerage Inc	TL 1L DD 11/23	SOFR + 4.75%	11/1/2029	35,250	35,250	(b)

RSC Insurance Brokerage Inc	TL 1L DD 08/24	SOFR + 4.75%	11/1/2029	8,518	—	(b) (c)

IT Consulting & Other Services - 0.6%

New Era Technology Inc	TL 1L 04/21	SOFR + 6.25%	10/31/2026	1,640	1,633	(a) (b)

New Era Technology Inc	TL 1L DD 04/21	SOFR + 6.25%	10/31/2026	1,588	1,582	(a) (b)

New Era Technology Inc	TL 1L DD 04/22	SOFR + 6.25%	10/31/2026	1,215	1,209	(a) (b)

Property & Casualty Insurance - 0.5%

Alacrity Solutions Group LLC	TL 1L 12/21	SOFR + 5.25%	12/22/2028	4,455	3,795	(b)

Publishing – 2.4%

RBmedia	Revolver 1L 08/23	SOFR + 5.75%	8/31/2028	749	481	(b) (c)

RBmedia	TL 1L 08/23	SOFR + 4.75%	9/3/2030	9,182	9,315	(b)

RBmedia	TL 1L 08/24	SOFR + 5.75%	8/30/2030	9,533	9,672	(b)

Real Estate Services - 0.6%

SitusAMC Holdings Corp	TL 1L 12/21	SOFR + 5.50%	12/22/2027	4,408	4,425	(a) (b)

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Research & Consulting Services – 0.7%

BDO USA PA	TL 1L 08/23	SOFR + 5.00%	8/31/2028	$5,628	$5,685	(a) (b)

Specialized Consumer Services – 5.7%

Legends Hospitality LLC	Revolver 1L 08/24	SOFR + 5.00%	8/22/2030	3,589	(36)	(b) (c)

Legends Hospitality LLC	TL 1L 08/24	SOFR + 5.00%	8/22/2031	30,509	30,204	(b)

Legends Hospitality LLC	TL 1L DD 08/24	SOFR + 5.00%	8/22/2031	1,795	(18)	(b) (c)

Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	7/25/2028	5,920	5,931	(a) (b)

Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	9,011	9,029	(a) (b)

Spotless Brands LLC	TL 1L DD E 08/24	SOFR + 5.50%	7/25/2028	9,292	449	(a) (b) (c)

Specialty Chemicals – 2.9%

DuBois Chemicals Inc	Revolver 1L 06/24	SOFR + 4.75%	6/13/2031	3,818	—	(a) (b) (c)

DuBois Chemicals Inc	TL 1L 06/24	SOFR + 4.75%	6/13/2031	22,831	22,849	(a) (b)

DuBois Chemicals Inc	TL 1L DD 06/24	SOFR + 4.75%	6/13/2031	3,818	3	(a) (b) (c)

Systems Software – 2.9%

Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	3/9/2029	4,442	4,442	(a) (b)

OEConnection LLC	Revolver 1L 04/24	SOFR + 5.25%	4/22/2031	2,002	—	(a) (b) (c)

OEConnection LLC	TL 1L 04/24	SOFR + 5.25%	4/22/2031	18,406	18,469	(a) (b)

OEConnection LLC	TL 1L DD 04/24	SOFR + 5.25%	4/22/2031	3,203	11	(a) (b) (c)

Trading Companies & Distributors – 4.1%

Individual FoodService	TL 1L 10/23	SOFR + 6.00%	10/31/2029	13,779	13,779	(a) (b)

Individual FoodService	TL 1L DD 10/23	SOFR + 6.00%	10/31/2029	1,523	1,086	(a) (b) (c)

Radwell International LLC	Revolver 1L 04/22	SOFR + 5.50%	4/1/2028	1,360	272	(a) (b) (c)

Radwell International LLC	TL 1L 12/22	SOFR + 5.50%	4/1/2029	17,822	17,900	(a) (b)

Total Senior Secured Loans- First Lien (Cost – $797,671)					$809,180

TOTAL INVESTMENTS (Cost – $797,671) – 101.3%					$809,180

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer	Asset	Shares	Fair Value	Footnotes

Money Market Fund - 0.7%

U.S. Government Securities - 0.7%

State Street Institutional U.S. Government Money Market Fund	Opportunity Class	6,032,584	$6,033	(e)

TOTAL MONEY MARKET FUND (Cost – $6,033) - 0.7%			$6,033

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost – $803,704) – 102.0%			$815,213

LIABILITIES EXCEEDING OTHER ASSETS, NET – (2.0%)			(16,047)

NET ASSETS - 100.0%			$799,166

TL	Term loan
DD	Delayed draw term loan
1L	First lien
SOFR	Secured Overnight Financing Rate as of September 30, 2024 was 5.0%
SONIA	Sterling Overnight Index Average as of September 30, 2024 was 5.0%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Investment is an unfunded or partially funded commitment.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is excluded from the spread.
(e)	The money market fund’s average 7-day yield as of September 30, 2024 was 4.9%.
(f)	Par value is in GBP.

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

The following are the details of the restricted securities of the Company:

Issuer(1)	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets

Senior Secured Loans – First Lien

Affordable Care Inc	TL 1L 08/21	$3,233	$3,211	$3,220	4/19/2024	0.40%

Affordable Care Inc	TL 1L DD 08/21	579	581	576	4/19/2024	0.07%

Affordable Care Inc	TL 1L DD 08/23	627	614	625	10/13/2023	0.08%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	2,239	2,144	2,252	4/19/2024	0.28%

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	636	609	640	10/13/2023	0.08%

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	1,568	1,501	1,577	10/13/2023	0.20%

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	3,371	1,012	1,059	4/19/2024	0.13%

Amerivet Partners Management Inc	TL 1L 02/22	3,852	3,721	3,853	4/19/2024	0.48%

Apex Service Partners LLC	Revolver 1L 09/24	641	308	308	10/24/2023	0.04%

Apex Service Partners LLC	TL 1L 09/24	7,537	7,445	7,445	4/19/2024	0.93%

Apex Service Partners LLC	TL 1L 09/24 (Replacement)	1,941	1,917	1,917	4/19/2024	0.24%

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	13,436	1,426	1,426	9/24/2024	0.18%

BDO USA PA	TL 1L 08/23	5,628	5,530	5,685	4/19/2024	0.71%

Cadence Education LLC	Revolver 1L 05/24	1,767	—	—	5/1/2024	0.00%

Cadence Education LLC	TL 1L 05/24 (Unitranche)	11,506	11,452	11,519	5/1/2024	1.44%

Cadence Education LLC	TL 1L DD 05/24	3,000	932	963	5/1/2024	0.12%

Clarience Technologies LLC	Revolver 1L 02/24	4,519	45	45	4/19/2024	0.01%

Clarience Technologies LLC	TL 1L 02/24	41,589	41,211	41,855	4/19/2024	5.24%

Clarience Technologies LLC	TL 1L DD 02/24	4,519	(41)	29	4/19/2024	0.00%

CLEAResult Consulting Inc	Revolver 1L 08/24	2,366	1,183	1,159	8/27/2024	0.15%

CLEAResult Consulting Inc	TL 1L 08/24	14,197	14,057	14,055	8/27/2024	1.76%

CLEAResult Consulting Inc	TL 1L DD 08/24	3,549	(18)	(35)	8/27/2024	0.00%

CSafe Global	Revolver 1L 03/24	3,598	2,807	2,807	4/19/2024	0.35%

CSafe Global	TL 1L 03/24 GBP(2)	4,835	6,207	6,529	3/8/2024	0.82%

CSafe Global	TL 1L 03/24	34,654	34,615	35,000	4/19/2024	4.38%

CSafe Global	TL 1L DD 03/24	1,466	1,453	1,481	4/19/2024	0.19%

Dental Care Alliance Inc	TL 1L 03/21	3,814	3,705	3,766	10/13/2023	0.47%

Dental Care Alliance Inc	TL 1L 02/22	417	405	411	4/19/2024	0.05%

Dental Care Alliance Inc	TL 1L DD 02/22	208	202	205	4/19/2024	0.03%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	1,027	—	—	4/19/2024	0.00%

DOXA Insurance Holdings LLC	TL 1L 12/23	4,769	4,726	4,817	12/20/2023	0.60%

DOXA Insurance Holdings LLC	TL 1L DD 12/23	4,534	3,901	3,987	4/19/2024	0.50%

DOXA Insurance Holdings LLC	TL 1L DD 05/24	4,371	(21)	34	5/28/2024	0.00%

DuBois Chemicals Inc	Revolver 1L 06/24	3,818	—	—	6/13/2024	0.00%

DuBois Chemicals Inc	TL 1L 06/24	22,831	22,721	22,849	6/13/2024	2.86%

DuBois Chemicals Inc	TL 1L DD 06/24	3,818	(18)	3	6/13/2024	0.00%

Foundation Risk Partners Corp	Revolver 1L 10/21	1,195	—	—	5/22/2024	0.00%

Foundation Risk Partners Corp	TL 1L 10/21	4,146	3,993	4,161	4/19/2024	0.52%

Foundation Risk Partners Corp	TL 1L DD 10/21	297	286	298	10/13/2023	0.04%

Foundation Risk Partners Corp	TL 1L DD 11/23	7,136	6,478	6,565	11/17/2023	0.82%

Foundation Risk Partners Corp	TL 1L DD 05/24	3,187	(15)	11	5/22/2024	0.00%

Galway Partners Holdings LLC	Revolver 1L 09/21	746	196	196	7/25/2024	0.02%

Galway Partners Holdings LLC	TL 1L 07/24 (Reprice)	14,179	14,053	14,190	7/25/2024	1.78%

Galway Partners Holdings LLC	TL 1L DD 04/23	8,021	7,295	7,426	10/13/2023	0.93%

Gigamon Inc	TL 1L 03/22	4,442	4,365	4,442	4/19/2024	0.56%

Granicus Inc	Revolver 1L 01/24	2,282	—	—	4/19/2024	0.00%

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	16,267	16,197	16,511	1/17/2024	2.07%

Granicus Inc	TL 1L DD 01/24 PIK	6,058	6,047	6,012	1/17/2024	0.75%

Granicus Inc	TL 1L DD 08/24 PIK	1,410	(7)	(11)	8/2/2024	0.00%

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer(1)	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets

Heritage Environmental Services Inc	Revolver 1L 01/24	$2,454	$—	$—	1/31/2024	0.00%

Heritage Environmental Services Inc	TL 1L 01/24	16,628	16,515	16,960	1/31/2024	2.12%

Heritage Environmental Services Inc	TL 1L 09/24	1,834	1,834	1,834	9/27/2024	0.23%

Heritage Environmental Services Inc	TL 1L DD 09/24	944	(5)	(5)	9/27/2024	0.00%

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	2,314	382	403	3/27/2024	0.05%

Highgate Hotels Inc	Revolver 1L 11/23	531	53	53	4/19/2024	0.01%

Highgate Hotels Inc	TL 1L 11/23	4,214	4,178	4,256	11/3/2023	0.53%

Individual FoodService	TL 1L 10/23	13,779	13,546	13,779	4/19/2024	1.72%

Individual FoodService	TL 1L DD 10/23	1,523	1,074	1,086	4/19/2024	0.14%

Insight Global LLC	Revolver 1L 09/21	3,326	—	—	4/19/2024	0.00%

Insight Global LLC	TL 1L 09/21	4,443	4,367	4,443	4/19/2024	0.56%

Insight Global LLC	TL 1L 04/24	1,422	1,422	1,422	4/8/2024	0.18%

Integrity Marketing Group LLC	Revolver 1L 08/24	543	(1)	—	10/13/2023	0.00%

Integrity Marketing Group LLC	TL 1L 08/24	19,443	18,774	19,443	10/13/2023	2.43%

Integrity Marketing Group LLC	TL 1L DD 08/24	5,444	(8)	—	8/27/2024	0.00%

Lazer Logistics Inc	Revolver 1L 05/23	1,388	(3)	—	10/13/2023	0.00%

Lazer Logistics Inc	TL 1L 11/23	520	518	524	4/19/2024	0.07%

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	11,365	11,189	11,445	10/13/2023	1.43%

Lazer Logistics Inc	TL 1L DD 05/23	1,722	1,717	1,734	10/13/2023	0.22%

Lazer Logistics Inc	TL 1L DD 11/23	2,497	1,035	1,063	4/19/2024	0.13%

Lexitas Inc	TL 1L DD 11/22	18,895	18,408	19,273	4/19/2024	2.41%

Lexitas Inc	TL 1L DD 03/23	10,484	10,459	10,694	10/13/2023	1.34%

Lexitas Inc	TL 1L DD 03/24	14,833	642	1,072	4/19/2024	0.13%

Magna Legal Services LLC	Revolver 1L 11/22	1,034	(3)	—	10/13/2023	0.00%

Magna Legal Services LLC	TL 1L 11/22	8,742	8,459	8,829	4/19/2024	1.10%

Magna Legal Services LLC	TL 1L DD 11/22	2,447	2,307	2,471	10/13/2023	0.31%

Magna Legal Services LLC	TL 1L DD 12/23	3,933	1,293	1,366	4/19/2024	0.17%

MAI Capital Management LLC	Revolver 1L 05/22	1,260	—	(6)	8/29/2024	0.00%

MAI Capital Management LLC	Revolver 1L 05/22	5,704	5,676	5,675	8/29/2024	0.71%

MAI Capital Management LLC	Revolver 1L 05/22	3,352	(17)	(17)	8/29/2024	0.00%

MB2 Dental Solutions LLC	Revolver 1L 02/24	2,113	—	—	4/19/2024	0.00%

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	30,354	30,078	30,610	4/19/2024	3.83%

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	10,563	1,594	1,779	4/19/2024	0.22%

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	6,338	(115)	53	4/19/2024	0.01%

Misys Ltd	Revolver 1L 09/23	1,536	710	711	10/13/2023	0.09%

Misys Ltd	TL 1L 09/23	14,730	14,432	15,024	4/19/2024	1.88%

Netsmart Technologies Inc	Revolver 1L 08/24	4,935	—	(25)	8/23/2024	0.00%

Netsmart Technologies Inc	TL 1L 08/24	36,292	36,114	36,111	8/23/2024	4.52%

Netsmart Technologies Inc	TL 1L DD 08/24	4,838	(24)	(24)	8/23/2024	0.00%

New Era Technology Inc	TL 1L 04/21	1,640	1,610	1,633	10/13/2023	0.20%

New Era Technology Inc	TL 1L DD 04/21	1,588	1,560	1,582	10/13/2023	0.20%

New Era Technology Inc	TL 1L DD 04/22	1,215	1,193	1,209	10/13/2023	0.15%

OEConnection LLC	Revolver 1L 04/24	2,002	—	—	4/22/2024	0.00%

OEConnection LLC	TL 1L 04/24	18,406	18,320	18,469	4/22/2024	2.31%

OEConnection LLC	TL 1L DD 04/24	3,203	(15)	11	4/22/2024	0.00%

Radwell International LLC	Revolver 1L 04/22	1,360	277	272	10/13/2023	0.03%

Radwell International LLC	TL 1L 12/22	17,822	17,537	17,900	4/19/2024	2.24%

Rockefeller Capital Management LP	TL 1L 04/24	8,460	8,382	8,545	4/4/2024	1.07%

Safe-Guard Products International LLC	Revolver 1L 03/24	2,450	—	—	4/3/2024	0.00%

Safe-Guard Products International LLC	TL 1L 03/24	15,050	14,936	15,110	10/13/2023	1.89%

Service Express Inc	Revolver 1L 08/24	3,330	—	(17)	8/15/2024	0.00%

Service Express Inc	TL 1L 08/24	24,473	24,352	24,350	8/15/2024	3.05%

Service Express Inc	TL 1L DD 08/24	5,827	(29)	(29)	8/15/2024	0.00%

Shaw Development LLC	TL 1L 10/23	5,723	5,674	5,668	10/30/2023	0.71%

US Direct Lending Fund-U Inc.	September 30, 2024 (Unaudited)

Issuer(1)	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets

Shaw Development LLC	TL 1L DD 10/23	$685	$(6)	$(7)	4/19/2024	0.00%

SitusAMC Holdings Corp	TL 1L 12/21	4,408	4,301	4,425	4/19/2024	0.55%

Spotless Brands LLC	TL 1L 02/23	5,920	5,647	5,931	4/19/2024	0.74%

Spotless Brands LLC	TL 1L DD 02/23	9,011	8,978	9,029	4/19/2024	1.13%

Spotless Brands LLC	TL 1L DD E 08/24	9,292	450	449	8/30/2024	0.06%

Turnpoint Services Inc	Revolver 1L 06/24	1,236	—	(9)	6/17/2024	0.00%

Turnpoint Services Inc	TL 1L 06/24	10,088	9,992	10,013	6/17/2024	1.25%

Turnpoint Services Inc	TL 1L DD 06/24	1,978	(19)	(15)	6/17/2024	0.00%

USIC Holdings Inc	Revolver 1L 09/24	4,741	2,303	2,303	9/10/2024	0.29%

USIC Holdings Inc	TL 1L 09/24	37,249	37,063	37,063	9/10/2024	4.64%

USIC Holdings Inc	TL 1L DD 09/24	2,196	57	57	9/10/2024	0.01%

Wealth Enhancement Group LLC	Revolver 1L 05/22	34	—	—	2/2/2024	0.00%

Wealth Enhancement Group LLC	TL 1L DD 02/24	600	169	175	2/2/2024	0.02%

Woolpert Inc	Revolver 1L 05/24	4,832	870	870	5/8/2024	0.11%

Woolpert Inc	TL 1L 05/24	30,965	30,965	31,042	5/8/2024	3.88%

Woolpert Inc	TL 1L DD 05/24	9,660	1,452	1,566	5/8/2024	0.20%

Zeus Industrial Products Inc	Revolver 1L 02/24	3,624	—	—	4/19/2024	0.00%

Zeus Industrial Products Inc	TL 1L 02/24	25,905	25,727	26,148	4/19/2024	3.27%

Zeus Industrial Products Inc	TL 1L DD 02/24	4,832	(33)	45	4/19/2024	0.01%

Total			$666,744	$677,687

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed
(2)	Par value is in GBP.